Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivatives - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 1,075	£ 880
Favourable changes, Equity	1	0
Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(1,327)	(1,005)
Unfavourable changes, Equity	(1)	0
Corporate debt | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	45	38
Favourable changes, Equity	0	0
Corporate debt | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(27)	(28)
Unfavourable changes, Equity	0	0
Non-asset backed loans | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	316	165
Favourable changes, Equity	0	0
Non-asset backed loans | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(521)	(256)
Unfavourable changes, Equity	0	0
Private equity investments | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	268	246
Favourable changes, Equity	1	0
Private equity investments | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(281)	(236)
Unfavourable changes, Equity	(1)	0
Other | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	71	62
Favourable changes, Equity	0	0
Other | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(82)	(80)
Unfavourable changes, Equity	0	0
Interest rate derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	119	51
Favourable changes, Equity	0	0
Interest rate derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(155)	(79)
Unfavourable changes, Equity	0	0
Foreign exchange derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	16	20
Favourable changes, Equity	0	0
Foreign exchange derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(22)	(28)
Unfavourable changes, Equity	0	0
Credit derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	79	111
Favourable changes, Equity	0	0
Credit derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(71)	(103)
Unfavourable changes, Equity	0	0
Equity derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	161	187
Favourable changes, Equity	0	0
Equity derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(168)	(195)
Unfavourable changes, Equity	£ 0	£ 0